TEMPORARY EQUITY (Schedule of Convertible Preferred Shares) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Shares Authorized	18,300,000	18,300,000
Shares Issued and Outstanding	2,954,267	2,954,267
Carrying Value		$ 6,621
Liquidation Preference	$ 0	$ 15,250